Annual Total Returns (Bar Chart) - 500 Index Trust (500 Index Trust, Series I, 500 Index Trust)	12 Months Ended
May 01, 2011
500 Index Trust | Series I, 500 Index Trust
Bar Chart Table:
2001	(12.37%)
2002	(22.53%)
2003	28.01%
2004	10.26%
2005	4.29%
2006	15.26%
2007	4.90%
2008	(37.21%)
2009	25.74%
2010	14.58%